Employee Future Benefits - Schedule of Funded Status (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in value of plan assets
Balance, beginning of year	CAD 2,898
Balance, end of year	3,118	CAD 2,898
Defined Benefit Pension Plans
Change in benefit obligation
Balance, beginning of year	3,037	2,828
Liabilities assumed on acquisition	0	167
Service costs	76	66
Employee contributions	16	17
Interest costs	115	112
Benefits paid	(133)	(119)
Actuarial losses (gains)	217	45
Past service credits/plan amendments	0	(10)
Foreign currency translation impacts	(113)	(69)
Balance, end of year	3,215	3,037
Change in value of plan assets
Balance, beginning of year	2,646	2,466
Assets assumed on acquisition	0	85
Actual return on plan assets	336	187
Benefits paid	(127)	(119)
Employee contributions	16	17
Employer contributions	69	47
Foreign currency translation impacts	(99)	(37)
Balance, end of year	2,841	2,646
Funded status	(374)	(391)
Accumulated benefit obligation	2,940	2,741
OPEB Plans
Change in benefit obligation
Balance, beginning of year	676	574
Liabilities assumed on acquisition	0	111
Service costs	27	18
Employee contributions	2	2
Interest costs	25	23
Benefits paid	(22)	(23)
Actuarial losses (gains)	(14)	(1)
Past service credits/plan amendments	(3)	0
Foreign currency translation impacts	(26)	(28)
Balance, end of year	665	676
Change in value of plan assets
Balance, beginning of year	252	181
Assets assumed on acquisition	0	65
Actual return on plan assets	37	13
Benefits paid	(22)	(23)
Employee contributions	2	2
Employer contributions	26	18
Foreign currency translation impacts	(18)	(4)
Balance, end of year	277	252
Funded status	CAD (388)	CAD (424)